Non cash transactions	12 Months Ended
Dec. 31, 2023
Non Cash Transactions
Non cash transactions

31.	Non cash transactions

The Group had the following non-cash transactions:

•	Purchase of property plant and equipment items not yet paid as per note 14.3;
•	Purchase of intangible assets not yet paid as per note 15.3;
•	New leases agreements: note 22.2;
•	Classification for non-current assets held for sale or distribution.